Financial performance, Earnings per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares
Earnings used in calculating earnings per share [Abstract]
Basic and diluted loss | $	$ (6,391)		$ (8,503)		$ (14,042)
Weighted average number of ordinary shares used as the denominator [Abstract]
Issued ordinary shares - opening balance (in shares)	2,091,299,420		1,896,676,204		1,680,202,466
Effect of shares issued (in shares)	6,894,635		117,750,170		69,056,018
Weighted average number of ordinary shares (in shares)	2,098,194,055		2,014,426,374		1,749,258,484
Effect of dilution from options and rights on issue (in shares)	0		0		0
Weighted average number of ordinary shares at 30 June for basic EPS (in shares)	2,098,194,055		2,014,426,374		1,749,258,484
Basic loss per share attributable to the ordinary equity holders of the company (in dollars per share) | (per share)	$ (0.3)	$ (0.3)	$ (0.42)	$ (0.42)	$ (0.8)	$ (0.8)
Diluted loss per share attributable to the ordinary equity holders of the company (in dollars per share) | (per share)	$ (0.3)	$ (0.3)	$ (0.42)	$ (0.42)	$ (0.8)	$ (0.8)
Effect of dilution from options and rights (in shares)	35,840,492		35,597,029		76,171,508